Schedule of financial assets at amortized cost (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost		$ 105	$ 100
Current financial assets at amortized cost		5	25
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost		100	100
Other Non Current [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at amortized cost		5
Public Securities [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost	[1]		25
Other Current [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at amortized cost		$ 5

[1]	Received in accordance with the mechanism set forth by SE Resolution No. 54/19 for the settlement of receivables under Natural Gas Surplus Injection Promotion Programs.